Leases	12 Months Ended
Oct. 31, 2023
Leases [Abstract]
Leases
15.	Leases
The Company’s leases are comprised of all operating leases for office and lab space.
In April 2019, the Company entered into an office space lease approximating 12,271 rentable square feet or a portion of an office building located at 201 Jones Road, Waltham, Massachusetts. The lease commenced in April 2019 and the lease term is to expire on March 30, 2022, with no options to renew. The lease expired on March 30, 2022.

In November 2021, the Company entered into an office and lab space lease approximating 9,360 of rentable square feet for designated office and lab spaces located at 7171 Frederick-Banting, City of Montreal, judicial district of Montreal, Province of Quebec. The lease commenced in November 2021 and had an initial term of 12 months that would have expired on October 31, 2022, and includes options to renew for consecutive twelve-month periods upon landlord consent at new lease rates. As the Company has elected to not recognize leases with a lease term of 12 months or less on the balance sheet, this was considered short-term leases, and no operating lease right of use assets and liabilities were recognized. In October 2022, the Company entered into a lease amendment to extend the lease for an additional term of six months through April 2023, with an option to extend the lease through September 2023. In April 2023, the Company extended the lease through September 2023. The lease was further extended through November 5, 2023. The amendment resulted in $0.2 million of additional lease commitments to be paid during the extended term, inclusive of the extension through November 5, 2023.
On December 29, 2022, the Company signed a new lease for approximately 10,620 square feet of new laboratory and office space at 4868 Rue Levy, Montreal, QC. The term of the lease is for 10 years, beginning on the commencement date, and requires an annual initial base rent of $36.50 CAD per square foot, which is subject to annual increases of 2%. The lease did not commence as of October 31, 2023 as the Company did not have access to the space as of that date. The lease commenced in November 2023.
During the year ended October 31, 2023, and 2022, the components of operating lease cost were as follows, and are reflected in general and administrative expenses and research and development expenses, as determined by the underlying activities:

	Year Ended October 31,
	2023	2022
Lease Cost:
Operating lease cost	—	62
Variable operating lease cost	62	53
Short-term operating lease cost	411	355

Total operating lease cost	473	470

The following table summarizes the cash paid for amounts included in the measurement of the Company’s operating lease liabilities for the year ended October 31, 2023, and 2022:

	Year Ended October 31,
	2023	2022
Cash paid for amounts included in the measurement of operating lease liabilities	$—	$62
As of October 31, 2023, the Company does not have any operating lease liabilities recorded on the balance sheet.